Fair value measurements - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities recorded at cost	$ 3.5	$ 3.5
Long-term debt at fair value	3,479.6	3,469.2
Level 3 | Fair value, nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	12,570.1	12,614.7
Goodwill at fair value	9,065.3	9,051.4
Net intangible assets at fair value	$ 3,501.3	$ 3,559.8